CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues, net	$ 104,563,002	$ 51,640,813
Cost of revenues	82,848,600	43,942,815
Gross profit	21,714,402	7,697,998
Operating expenses:
General and administrative expenses	37,531,794	27,987,920
Research and development	876,542	1,464,918
Impairment loss of intangible asset and goodwill	0	367,519
Gain on sale of property	(5,938,150)	0
Total operating expenses	32,470,186	29,820,357
Loss from operations	(10,755,784)	(22,122,359)
Other income (expenses)
Interest expense	(3,124,132)	(3,289,233)
Gain on extinguishment of debt	0	803,079
Gain on forgiveness of debt	0	3,896,108
Impairment loss on equity investment	0	(1,350,000)
Other income	270,609	635,526
Total other income (expenses)	(2,853,523)	695,480
Loss before income tax	(13,609,307)	(21,426,879)
Income tax	(733,994)	(1,943,741)
Net loss	$ (12,875,313)	$ (19,483,138)
Weighted average shares outstanding:
Basic (in shares)	190,779,052	164,216,808
Diluted (in shares)	190,779,052	164,216,808
Earnings Per Share, Basic [Abstract]
Basic loss per share (in dollars per share)	$ (0.07)	$ (0.12)
Earnings Per Share, Diluted [Abstract]
Diluted loss per share (in dollars per share)	$ (0.07)	$ (0.12)